ZEGA Buy and Hedge ETF

SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds - 88.2%
Aerospace & Defense - 3.5%
	Bombardier, Inc.
$1,094,000	7.500%, 03/15/2025	$1,067,815
	F-Brasile SpA / F-Brasile US, LLC
418,000	7.375%, 08/15/2026	331,288
	Rolls-Royce PLC
452,000	3.625%, 10/14/2025	426,589
	Spirit AeroSystems, Inc.
577,000	7.500%, 04/15/2025	577,283
	TransDigm, Inc.
518,000	8.000%, 12/15/2025	537,412
1,157,000	6.250%, 03/15/2026	1,167,650
		4,108,037
Airlines - 5.9%
	Air Canada
582,000	3.875%, 08/15/2026	536,296
	American Airlines Inc/AAdvantage Loyalty IP Ltd.
1,960,000	5.500%, 04/20/2026	1,937,694
	American Airlines, Inc.
1,676,000	11.750%, 07/15/2025	1,855,411
	Delta Air Lines, Inc.
459,000	3.800%, 04/19/2023	458,438
280,000	7.375%, 01/15/2026	294,381
	Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd.
473,000	5.750%, 01/20/2026	459,080
	United Airlines, Inc.
1,496,000	4.375%, 04/15/2026	1,431,913
		6,973,213
Apparel - 0.8%
	Hanesbrands, Inc.
468,000	4.625%, 05/15/2024	464,882
459,000	4.875%, 05/15/2026	447,329
		912,211
Auto Manufacturers - 2.6%
	Aston Martin Capital Holdings Ltd.
439,000	10.500%, 11/30/2025	463,847
	Ford Motor Credit Co., LLC
458,000	3.087%, 01/09/2023	456,326
304,000	4.140%, 02/15/2023	303,974
205,000	3.096%, 05/04/2023	202,926
304,000	4.375%, 08/06/2023	304,970
300,000	3.370%, 11/17/2023	294,488
204,000	5.584%, 03/18/2024	205,891
204,000	3.664%, 09/08/2024	198,450
200,000	2.300%, 02/10/2025	187,704
205,000	4.950%, 05/28/2027	203,562
	Jaguar Land Rover Automotive PLC
205,000	5.625%, 02/01/2023	204,869
		3,027,007

Auto Parts & Equipment - 0.5%
	Adient Global Holdings Ltd.
382,000	4.875%, 08/15/2026	357,722
	ZF North America Capital, Inc.
208,000	4.750%, 04/29/2025	198,245
		555,967
Banks - 1.6%
	Commerzbank AG
261,000	8.125%, 09/19/2023	267,663
	Deutsche Bank AG
505,000	4.500%, 04/01/2025	491,593
	Intesa Sanpaolo SpA
697,000	5.017%, 06/26/2024	675,240
479,000	5.710%, 01/15/2026	463,604
		1,898,100
Building Materials - 0.1%
	Koppers, Inc.
100,000	6.000%, 02/15/2025	95,387

Chemicals - 0.2%
	Rayonier AM Products, Inc.
204,000	7.625%, 01/15/2026	183,115
	SPCM SA
105,000	3.125%, 03/15/2027	89,707
		272,822
Coal - 0.1%
	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
105,000	7.500%, 05/01/2025	104,055

Commercial Services - 4.2%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
1,107,000	6.625%, 07/15/2026	1,073,917
	Block, Inc.
301,000	2.750%, 06/01/2026	281,363
	IHS Markit Ltd.
269,000	3.625%, 05/01/2024	267,600
	North Queensland Export Terminal Pty Ltd.
508,000	4.450%, 12/15/2022	497,392
	Prime Security Services Borrower LLC / Prime Finance, Inc.
205,000	5.250%, 04/15/2024	204,984
1,058,000	5.750%, 04/15/2026	1,076,900
	Ritchie Bros Auctioneers, Inc.
100,000	5.375%, 01/15/2025	100,373
	Sabre GLBL, Inc.
1,094,000	9.250%, 04/15/2025	1,114,425
	The ADT Security Corp.
204,000	4.125%, 06/15/2023	202,776
	The Brink’s Co.
105,000	5.500%, 07/15/2025	105,668
	WASH Multifamily Acquisition, Inc.
104,000	5.750%, 04/15/2026	103,403
		5,028,801

Computers - 2.3%
	Seagate HDD Cayman
304,000	4.750%, 06/01/2023	304,000
205,000	4.875%, 03/01/2024	204,223
	Vericast Corp.
472,000	11.000%, 09/15/2026	465,510
	Western Digital Corp.
1,789,000	4.750%, 02/15/2026	1,764,521
		2,738,254
Cosmetics & Personal Care - 0.4%
	Coty, Inc.
482,000	5.000%, 04/15/2026	473,931

Distribution & Wholesale - 0.4%
	Avient Corp.
205,000	5.250%, 03/15/2023	205,495
254,000	5.750%, 05/15/2025	256,495
		461,990
Diversified Financial Services - 4.7%
	Ally Financial, Inc.
505,000	5.750%, 11/20/2025	512,007
	Credit Acceptance Corp.
105,000	5.125%, 12/31/2024	100,891
	Enact Holdings, Inc.
409,000	6.500%, 08/15/2025	413,785
	Global Aircraft Leasing Co. Ltd.
503,000	6.500%, 09/15/2024 (1)	388,693
	goeasy Ltd.
105,000	5.375%, 12/01/2024	98,711
	Navient Corp.
409,000	5.500%, 01/25/2023	411,802
465,000	6.125%, 03/25/2024	463,104
	OneMain Finance Corp.
354,000	5.625%, 03/15/2023	354,572
200,000	6.125%, 03/15/2024	197,534
1,258,000	6.875%, 03/15/2025	1,237,588
398,000	7.125%, 03/15/2026	386,082
	Radian Group, Inc.
204,000	4.500%, 10/01/2024	201,528
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
475,000	2.875%, 10/15/2026	421,582
	United Wholesale Mortgage, LLC
452,000	5.500%, 11/15/2025	422,620
		5,610,499
Electric - 1.3%
	Calpine Corp.
189,000	5.250%, 06/01/2026	190,894
	FirstEnergy Transmission, LLC
105,000	4.350%, 01/15/2025	104,410
	InterGen NV
205,000	7.000%, 06/30/2023	197,739

	NextEra Energy Operating Partners L.P.
409,000	4.250%, 07/15/2024	407,025
	TransAlta Corp.
458,000	4.500%, 11/15/2022	458,841
	Vistra Operations Co., LLC
200,000	5.500%, 09/01/2026	202,900
		1,561,809
Electrical Components & Equipment - 0.9%
	WESCO Distribution, Inc.
1,074,000	7.125%, 06/15/2025	1,111,590

Engineering & Construction - 0.4%
	AECOM
105,000	5.125%, 03/15/2027	106,268
	Artera Services, LLC
464,000	9.033%, 12/04/2025	378,239
		484,507
Entertainment - 3.8%
	Caesars Entertainment, Inc.
1,957,000	6.250%, 07/01/2025	1,954,525
	Caesars Resort Collection LLC / CRC Finco, Inc.
183,000	5.750%, 07/01/2025	183,242
	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op
254,000	5.500%, 05/01/2025	256,042
	International Game Technology PLC
551,000	6.500%, 02/15/2025	560,852
204,000	6.250%, 01/15/2027	207,807
	Mohegan Gaming & Entertainment
1,166,000	8.000%, 02/01/2026	1,040,754
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
353,000	7.750%, 04/15/2025	356,950
		4,560,172
Environmental Control - 0.1%
	Stericycle, Inc.
105,000	5.375%, 07/15/2024	105,153

Food - 1.0%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons, LLC
408,000	3.500%, 02/15/2023	408,361
204,000	4.625%, 01/15/2027	193,037
	B&G Foods, Inc.
105,000	5.250%, 04/01/2025	101,662
	Kraft Heinz Foods Co.
261,000	3.000%, 06/01/2026	253,051
	US Foods, Inc.
261,000	6.250%, 04/15/2025	266,194
		1,222,305
Food Service - 0.9%
	Aramark Services, Inc.
1,100,000	6.375%, 05/01/2025	1,106,864

Gas - 0.9%
	AmeriGas Partners LP / AmeriGas Finance Corp.
408,000	5.625%, 05/20/2024	412,826

333,000	5.500%, 05/20/2025	335,171
	Rockpoint Gas Storage Canada Ltd.
304,000	7.000%, 03/31/2023	303,954
		1,051,951
Healthcare - Services - 4.2%
	CHS/Community Health Systems, Inc.
1,565,000	8.000%, 03/15/2026	1,487,751
	HCA, Inc.
974,000	5.375%, 02/01/2025	995,158
454,000	5.875%, 02/15/2026	469,790
	Prime Healthcare Services, Inc.
533,000	7.250%, 11/01/2025	469,011
	RegionalCare Hospital Partners Holdings Inc / LifePoint Health, Inc.
100,000	9.750%, 12/01/2026	94,465
	RP Escrow Issuer, LLC
271,000	5.250%, 12/15/2025	243,945
	Select Medical Corp.
301,000	6.250%, 08/15/2026	301,820
	Tenet Healthcare Corp.
667,000	4.625%, 07/15/2024	667,340
105,000	4.625%, 09/01/2024	104,050
100,000	4.875%, 01/01/2026	99,287
		4,932,617
Home Builders - 0.4%
	KB Home
205,000	7.625%, 05/15/2023	206,865
	Taylor Morrison Communities Inc / Taylor Morrison Holdings II, Inc.
205,000	5.875%, 04/15/2023	208,329
	TRI Pointe Group Inc / TRI Pointe Homes, Inc.
100,000	5.875%, 06/15/2024	101,115
		516,309
Housewares - 1.6%
	Newell Brands, Inc.
304,000	4.100%, 04/01/2023 (1)	303,508
1,583,000	4.450%, 04/01/2026 (1)	1,565,365
		1,868,873
Insurance - 0.4%
	Acrisure LLC / Acrisure Finance, Inc.
475,000	7.000%, 11/15/2025	456,475

Internet - 2.1%
	Millennium Escrow Corp.
452,000	6.625%, 08/01/2026	354,863
	Netflix, Inc.
1,035,000	5.875%, 02/15/2025	1,072,375
	NortonLifeLock, Inc.
100,000	5.000%, 04/15/2025	99,729
	Photo Holdings Merger Sub, Inc.
271,000	8.500%, 10/01/2026	200,405
	Uber Technologies, Inc.
555,000	7.500%, 05/15/2025	564,221
254,000	8.000%, 11/01/2026	259,037
		2,550,630

Investment Companies - 1.0%
	FS Energy and Power Fund
200,000	7.500%, 08/15/2023	201,958
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
200,000	4.750%, 09/15/2024	196,225
478,000	6.375%, 12/15/2025	477,491
210,000	6.250%, 05/15/2026	208,873
100,000	5.250%, 05/15/2027	96,500
		1,181,047
Iron & Steel - 0.3%
	ArcelorMittal SA
105,000	4.550%, 03/11/2026	106,395
	Cleveland-Cliffs, Inc.
258,000	6.750%, 03/15/2026	266,065
		372,460
Leisure Time - 4.2%
	Carnival Corp.
211,000	10.500%, 02/01/2026	221,841
1,233,000	7.625%, 03/01/2026	1,069,270
	Life Time, Inc.
1,098,000	5.750%, 01/15/2026	1,024,459
	NCL Corp. Ltd.
204,000	5.875%, 02/15/2027	187,987
	Royal Caribbean Cruises Ltd.
410,000	5.250%, 11/15/2022	407,343
474,000	10.875%, 06/01/2023	485,258
204,000	9.125%, 06/15/2023	207,397
1,054,000	11.500%, 06/01/2025	1,130,525
	Viking Cruises Ltd.
261,000	13.000%, 05/15/2025	276,711
		5,010,791
Lodging - 2.5%
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
105,000	4.875%, 04/01/2027	103,354
	MGM China Holdings Ltd.
482,000	5.375%, 05/15/2024	431,442
	MGM Resorts International
319,000	6.000%, 03/15/2023	322,149
	Travel + Leisure Co.
205,000	3.900%, 03/01/2023	203,637
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
1,472,000	5.500%, 03/01/2025	1,452,069
	Wynn Macau Ltd.
507,000	5.500%, 01/15/2026	417,324
		2,929,975
Machinery - Construction & Mining - 0.2%
	The Weir Group PLC
261,000	2.200%, 05/13/2026	231,286

Machinery - Diversified - 0.1%
	Cleaver-Brooks, Inc.
105,000	7.875%, 03/01/2023	105,213

Media - 2.9%
	AMC Networks, Inc.
368,000	4.750%, 08/01/2025	353,701
	DISH DBS Corp.
1,004,000	5.000%, 03/15/2023	986,822
617,000	5.875%, 11/15/2024	569,434
	Radiate Holdco LLC / Radiate Finance, Inc.
483,000	4.500%, 09/15/2026	445,471
	Sirius XM Radio, Inc.
488,000	3.125%, 09/01/2026	461,238
	Univision Communications, Inc.
616,000	5.125%, 02/15/2025	599,778
		3,416,444
Mining - 0.5%
	Arconic Corp.
105,000	6.000%, 05/15/2025	105,877
	FMG Resources August 2006 Pty Ltd.
261,000	5.125%, 05/15/2024	263,555
	Novelis Corp.
204,000	3.250%, 11/15/2026	190,160
		559,592
Miscellaneous Manufacturers - 0.3%
	FXI Holdings, Inc.
420,000	7.875%, 11/01/2024	363,355

Office & Business Equipment - 0.2%
	Xerox Corp.
295,000	4.625%, 03/15/2023 (1)	294,573

Oil & Gas - 3.7%
	CrownRock LP / CrownRock Finance, Inc.
265,000	5.625%, 10/15/2025	264,940
	EQT Corp.
301,000	6.125%, 02/01/2025 (1)	313,797
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
200,000	6.000%, 08/01/2026	190,237
	Matador Resources Co.
464,000	5.875%, 09/15/2026	470,728
	MEG Energy Corp.
204,000	7.125%, 02/01/2027	210,903
	Neptune Energy Bondco PLC
271,000	6.625%, 05/15/2025	261,411
	Occidental Petroleum Corp.
2,011,000	2.900%, 08/15/2024	1,995,918
	Range Resources Corp.
371,000	5.000%, 03/15/2023	373,057
100,000	4.875%, 05/15/2025	99,905
	Sunoco LP / Sunoco Finance Corp.
155,000	6.000%, 04/15/2027	153,785
		4,334,681
Oil & Gas Services - 1.3%
	Oceaneering International, Inc.
105,000	4.650%, 11/15/2024	98,884

	USA Compression Partners LP / USA Compression Finance Corp.
380,000	6.875%, 04/01/2026	357,837
	Weatherford International Ltd.
1,086,000	11.000%, 12/01/2024	1,101,237
		1,557,958
Packaging & Containers - 3.7%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
477,000	4.125%, 08/15/2026	421,050
	Ball Corp.
408,000	4.000%, 11/15/2023	407,502
455,000	4.875%, 03/15/2026	459,123
	LABL, Inc.
271,000	6.750%, 07/15/2026	262,938
	Mauser Packaging Solutions Holding Co.
1,614,000	5.500%, 04/15/2024	1,598,344
	Owens-Brockway Glass Container, Inc.
205,000	5.875%, 08/15/2023	205,251
	Sealed Air Corp.
405,000	4.875%, 12/01/2022	404,189
105,000	5.125%, 12/01/2024	106,169
105,000	5.500%, 09/15/2025	107,249
105,000	1.573%, 10/15/2026	93,415
	Trivium Packaging Finance BV
355,000	5.500%, 08/15/2026	348,763
		4,413,993
Pharmaceuticals - 1.6%
	Bausch Health Americas, Inc.
219,000	9.250%, 04/01/2026	153,082
	Bausch Health Cos, Inc.
903,000	5.500%, 11/01/2025	807,016
341,000	9.000%, 12/15/2025	247,564
	Perrigo Finance Unlimited Co.
651,000	3.900%, 12/15/2024	643,732
		1,851,394
Pipelines - 4.4%
	Buckeye Partners L.P.
300,000	4.150%, 07/01/2023	296,541
420,000	4.125%, 03/01/2025	403,479
	DCP Midstream Operating L.P.
504,000	3.875%, 03/15/2023	506,671
	EnLink Midstream Partners L.P.
254,000	4.400%, 04/01/2024	254,751
	EQM Midstream Partners L.P.
45,000	4.000%, 08/01/2024	43,192
164,000	6.000%, 07/01/2025	163,796
	Hess Midstream Operations L.P.
200,000	5.625%, 02/15/2026	199,750
	Holly Energy Partners LP / Holly Energy Finance Corp.
105,000	6.375%, 04/15/2027	103,683
	New Fortress Energy, Inc.
1,158,000	6.750%, 09/15/2025	1,132,020
	NGL Energy Operating LLC / NGL Energy Finance Corp.
1,581,000	7.500%, 02/01/2026	1,451,312

	PBF Logistics LP / PBF Logistics Finance Corp.
300,000	6.875%, 05/15/2023	300,840
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
204,000	7.500%, 10/01/2025	204,645
	Western Midstream Operating L.P.
105,000	3.350%, 02/01/2025 (1)	103,139
		5,163,819

Real Estate - 0.2%
	Realogy Group LLC / Realogy Co-Issuer Corp.
205,000	4.875%, 06/01/2023	202,684

Real Estate Investment Trusts (REITs) - 4.1%
	Blackstone Mortgage Trust, Inc.
105,000	3.750%, 01/15/2027	93,619
	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
208,000	5.750%, 05/15/2026	203,071
	Diversified Healthcare Trust
271,000	9.750%, 06/15/2025	269,339
	EPR Properties
104,000	4.500%, 06/01/2027	96,690
	iStar, Inc.
105,000	4.750%, 10/01/2024	103,678
452,000	4.250%, 08/01/2025	431,608
	MPT Operating Partnership LP / MPT Finance Corp.
200,000	5.250%, 08/01/2026	195,903
	SBA Communications Corp.
204,000	3.875%, 02/15/2027	194,881
	Service Properties Trust
205,000	4.500%, 06/15/2023	197,600
447,000	7.500%, 09/15/2025	435,358
	Starwood Property Trust, Inc.
104,000	3.625%, 07/15/2026	94,017
	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital, LLC
1,958,000	7.875%, 02/15/2025	1,978,950
	VICI Properties LP / VICI Note Co., Inc.
154,000	5.625%, 05/01/2024	154,263
230,000	4.625%, 06/15/2025	224,500
208,000	4.250%, 12/01/2026	195,634
		4,869,111
Retail - 1.8%
	Abercrombie & Fitch Management Co.
105,000	8.750%, 07/15/2025	103,320
	Brinker International, Inc.
105,000	5.000%, 10/01/2024	100,397
	Penske Automotive Group, Inc.
104,000	3.500%, 09/01/2025	100,414
	QVC, Inc.
105,000	4.850%, 04/01/2024	102,835
	Specialty Building Products Holdings LLC / SBP Finance Corp.
301,000	6.375%, 09/30/2026	268,670
	Staples, Inc.
1,528,000	7.500%, 04/15/2026	1,351,563

	Suburban Propane Partners LP/Suburban Energy Finance Corp.
104,000	5.875%, 03/01/2027	100,036
		2,127,235
Software - 2.2%
	ACI Worldwide, Inc.
105,000	5.750%, 08/15/2026	102,985
	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
1,116,000	5.750%, 03/01/2025	1,111,910
	PTC, Inc.
105,000	3.625%, 02/15/2025	101,711
	Veritas US Inc / Veritas Bermuda Ltd.
1,484,000	7.500%, 09/01/2025	1,256,553
		2,573,159
Telecommunications - 7.3%
	Altice France SA/France
100,000	8.125%, 02/01/2027	98,887
	CommScope Technologies, LLC
488,000	6.000%, 06/15/2025	451,956
	CommScope, Inc.
1,606,000	6.000%, 03/01/2026	1,564,164
	Connect Finco SARL / Connect US Finco, LLC
368,000	6.750%, 10/01/2026	360,404
	Hughes Satellite Systems Corp.
418,000	5.250%, 08/01/2026	424,788
	Iliad Holding SASU
261,000	6.500%, 10/15/2026	250,867
	Level 3 Financing, Inc.
210,000	5.375%, 05/01/2025	210,544
	Lumen Technologies, Inc.
205,000	6.750%, 12/01/2023	208,551
627,000	7.500%, 04/01/2024	645,872
105,000	5.625%, 04/01/2025	104,039
	Quebecor Media, Inc.
304,000	5.750%, 01/15/2023	305,526
	Sprint Communications, LLC
1,204,000	6.000%, 11/15/2022	1,211,627
	Sprint Corp.
991,000	7.875%, 09/15/2023	1,027,964
720,000	7.125%, 06/15/2024	754,344
155,000	7.625%, 02/15/2025	165,255
155,000	7.625%, 03/01/2026	170,281
	Telecom Italia SpA/Milano
461,000	5.303%, 05/30/2024	448,841
	T-Mobile USA, Inc.
301,000	2.625%, 04/15/2026	284,120
		8,688,030

Transportation - 0.2%
	XPO Logistics, Inc.
209,000	6.250%, 05/01/2025	212,398

Trucking & Leasing - 0.2%
	Fortress Transportation and Infrastructure Investors, LLC
261,000	6.500%, 10/01/2025	260,003
Total Corporate Bonds
(Cost $109,911,000)		104,508,730

Contracts (4)		Notional Amount
Purchased Options - 6.6%
Call Options - 5.1%
	SPDR S&P 500 ETF Trust
600	Expiration: 09/16/2022, Strike Price: $425	$24,719,400	327,120
500	Expiration: 09/16/2022, Strike Price: $445	20,599,500	62,259
130	Expiration: 01/20/2023, Strike Price: $435	5,355,870	180,662
2,800	Expiration: 01/20/2023, Strike Price: $490	115,357,200	530,914
600	Expiration: 03/17/2023, Strike Price: $455	24,719,400	627,908
940	Expiration: 06/16/2023, Strike Price: $415	38,727,060	3,294,409
50	Expiration: 06/16/2023, Strike Price: $444	2,059,950	98,995
35	Expiration: 03/17/2023, Strike Price: $375	1,441,965	195,580
51	Expiration: 03/17/2023, Strike Price: $430	2,101,149	109,803
35	Expiration: 06/16/2023, Strike Price: $380	1,441,965	198,870
48	Expiration: 06/16/2023, Strike Price: $440	1,977,552	111,408
34	Expiration: 01/19/2024, Strike Price: $400	1,400,766	190,400
47	Expiration: 01/19/2024, Strike Price: $475	1,936,353	93,789
			6,022,117
Put Options - 1.5%
	iShares iBoxx $ Inv Grade Corporate Bond ETF
1,797	Expiration: 01/20/2023, Strike Price: $109 (2)	20,595,417	282,129
	iShares iBoxx High Yield Corporate Bond ETF
2,000	Expiration: 08/19/2022, Strike Price: $76 (2)	15,638,000	84,000
5,830	Expiration: 01/20/2023, Strike Price: $76 (2)	45,584,770	1,486,650
			1,852,779
Total Purchased Options
(Cost $17,183,724)			7,874,896

Shares
Short-Term Investments - 3.9%
Money Market Funds - 3.9%
1,550,596	Dreyfus Cash Management, Service Shares, 0.647% (3)	1,550,596
3,040,813	First American Government Obligations Fund, Class X, 1.696% (3)	3,040,813
Total Short-Term Investments
(Cost $4,591,409)		4,591,409

Total Investments in Securities - 98.7%
(Cost $131,686,133)		116,975,035
Other Assets in Excess of Liabilities - 1.3%		1,562,215
Total Net Assets - 100.0%		$118,537,250

Percentages are stated as a percent of net assets.

(1)	Step-up bond; the interest rate shown is the rate in effect as of July 31, 2022.
(2)	Held in connection with an option written contract. See the Schedule of Written Options for further information.
(3)	The rate shown is the annualized seven-day effective yield as of July 31, 2022.
(4)	100 shares per contract.

ZEGA Buy and Hedge ETF

SCHEDULE OF WRITTEN OPTIONS at July 31, 2022 (Unaudited)

	Contracts⁽¹⁾	Notional Amount	Value
Put Options Written - 0.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expiration: 01/20/2023, Strike Price: $100	1,797	$20,595,417	$93,444
iShares iBoxx High Yield Corporate Bond ETF
Expiration: 08/19/2022, Strike Price: $78	2,000	15,638,000	212,000
Expiration: 01/20/2023, Strike Price: $70	5,830	45,584,770	641,300
Total Put Options Written
(Premiums $2,372,133)			$946,744

Percentages are stated as a percent of net assets.

(1) 100 shares per contract.

Summary of Fair Value Exposure at July 31, 2022 (Unaudited)

The ZEGA Buy and Hedge ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and options written as of July 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$—	$104,508,730	$—	$104,508,730
Purchased Options	—	7,874,896	—	—	7,874,896
Short-Term Investments	—	4,591,409	—	—	4,591,409
Total Investments in Securities	$—	$12,466,305	$104,508,730	$—	$116,975,035

Options Written	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Put Options Written	$—	$946,744	—	$—	$946,744
Total Options Written	$—	$946,744	$—	$—	$946,744